Operating Lease Right-Of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Right Of Use Asserts Disclosure [Abstract]
Schedule of consolidated balance sheets of our right of use asserts
	As of December 31,
Balance sheet location	2021	2020
Assets:
Operating lease assets	$86	$331
Liabilities:
Current operating lease liabilities	$98	$109
Non-current operating lease liabilities	9	267
	$107	$376

Schedule of weighted average remaining lease term and weighted average operating lease discount rate,
	December 31,
	2021	2020
Weighted average of remaining operating lease term (years)	2	3
Weighted average operating lease discount rate	10%	10%

Schedule of future minimum lease payments under non-cancellable operating leases
2022	$105
2023	9
114
Imputed interest	(7)
Total	$107